Supplemental cash flow information (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures
Cash expenditures were as follows:

	For the nine months ended September 30,
(In millions)	2025	2024
Interest paid	$314	$338
Income taxes paid	350	295
Operating cash flows used for operating leases	(126)	(118)
Operating cash flows used for finance leases	(13)	(11)
Financing cash flows used for finance leases	(75)	(59)

Non-cash investing and financing transactions were as follows:

	For the nine months ended September 30,
(In millions)	2025	2024
Accrued purchases of property, plant and equipment	$47	$33
Right-of-use assets obtained in exchange for new operating lease liabilities	124	204
Right-of-use assets obtained in exchange for new finance lease liabilities	180	109
Equity contribution from Parent related to the settlement of Related-party notes payable	1,999	—
Debt assumed in connection with a business combination	2	—

Cash expenditures were as follows:

	For the years ended December 31,
(In millions)	2024	2023	2022
Interest paid	$497	$504	$222
Income taxes paid	302	211	170
Operating cash flows used for operating leases	(159)	(161)	(144)
Operating cash flows used for finance leases	(16)	(11)	(7)
Financing cash flows used for finance leases	(82)	(55)	(48)

Non-cash investing and financing transactions were as follows:

	For the years ended December 31,
(In millions)	2024	2023	2022
Accrued purchases of property, plant and equipment	$72	$81	$85
Right-of-use assets obtained in exchange for new operating lease liabilities	244	166	175
Right-of-use assets obtained in exchange for new finance lease liabilities	150	89	36
Debt assumed in connection with a business combination	—	3	7